Debt and Borrowings - Schedule of Long Term Debt and Borrowings (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt and Borrowings - Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	$ 4,107,654	$ 4,824,943	$ 5,131,422
Less: Current portion	1,024,467	1,156,084	508,731
Long term debt and borrowings	3,083,187	3,668,859	4,622,691
Interest payable	61,467	66,084	86,231
Simple credit line joint and several obligation with BBVA [Member]
Debt and Borrowings - Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	1,130,000	1,355,000	1,500,000
Two-tranche sustainability bond [Member]
Debt and Borrowings - Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	995,818	1,493,237	1,488,830
Two-tranche bond with maturities [Member]
Debt and Borrowings - Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	809,869	808,122	806,361
Simple credit line with HSBC [Member]
Debt and Borrowings - Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	712,500	902,500	950,000
Credit Line Agreement with Hsbc México, S.A. [Member]
Debt and Borrowings - Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	300,000	80,000
Betterware entered into a credit line with BBVA [Member]
Debt and Borrowings - Schedule of Long Term Debt and Borrowings [Line Items]
Total debt	$ 98,000	$ 120,000	$ 300,000